COMMITMENTS AND CONTRACTUAL OBLIGATIONS - Disclosure of contingent liabilities (Details)	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Contractual obligations	$ 1,458,401
Commitments and Contractual Obligations	1,458,401
Less than one year commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	953,841
Commitments and Contractual Obligations	953,841
1 - 3 years commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	388,040
Commitments and Contractual Obligations	388,040
3 - 5 years commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	116,520
Commitments and Contractual Obligations	116,520
Over 5 years commitment [Member]
Disclosure of contingent liabilities [line items]
Contractual obligations	0
Commitments and Contractual Obligations	$ 0